Statement of compliance with IFRS and going concern assumption	12 Months Ended
Dec. 31, 2024
Statement of compliance with IFRS and going concern assumption [Abstract]
Statement of compliance with IFRS and going concern assumption
2	Statement of compliance with IFRS and going concern assumption

Grupo TMM’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). They have been prepared under the assumption the Company operates on a going concern basis, which assumes the Company will be able to discharge its liabilities as they fall due. In confirming the validity of the going concern basis of preparation, the Company has considered the following specific factors:

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the Company has generated net income for the last three years presented, with a significant increase in 2024 in which it obtained a net income of $114,795; likewise, its current assets exceed short-term liabilities by $144,328;

•	the Company generated cash flows from operating activities in the current year of $240,570, and an increase in cash and cash equivalents in that same period of $108,731;

•	as of this date the Company has short-term and long-term contracts with various clients in its different operating segments;

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finally, Management prepares an annual budget and a long-term strategic plan, including an assessment of cash flow requirements, and continues to monitor actual performance against the budget and the plan throughout the reporting period.

Furthermore, the Company is focused on strengthening and growing businesses related to the maritime and maritime infrastructure divisions, as well as the development of logistics businesses, which considers the following actions:

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enhance businesses related to the maritime division by adding more and different types of specialized vessels to our offshore operations services, as well as improving the utilization and commercial conditions of chemical tankers, hiring tankers for the transportation of petroleum products, and expanding the client base in maritime agency;

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market expansion and attracting new customers in maritime infrastructure through the capitalization of the new floating dock that allows us to access 94% of the market and serve vessels of up to 6,000 tons of lifting capacity , increasing the Company’s revenues in the medium and long term.

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maintenance of efficient and profitable operations in Ports, Terminals, Logistics, and Warehousing. This allows us to improve our conversion of operating cash flow to free cash flow and recover our financial flexibility, focusing our efforts on excellence in the locality of Aguascalientes and expanding the customer portfolio in the automotive sector, offering the services in which we have specialized over the years;

•	diversification and expansion of services through strategic alliances or associations and thus repositioning our portfolio to improve our diversification and achieve greater profitable growth;

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business development by taking advantage of our assets strategically located in Tuxpan Veracruz, and of the existing investment opportunities in the oil and gas storage as well as in the general cargo segments, to develop state of the art liquid and multipurpose terminals equipped with modern equipment, for the handling and storage of high quality, fast and safe goods of, among others, lubricants, fertilizers, and grains;

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disciplined and continuous control of expenses, as well as optimization of the size of personnel in accordance with the implementation of the plans described above, which will allow the financial strengthening and implementation of its short- and medium-term projects, likewise, strengthen relationships with the different suppliers, which are essential to allow us to meet our customers’ expectations;

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a fundamental part of the Company’s commitment is to seek energy efficiency that contributes to the environment. In the first stage, our goal is to achieve self-sufficiency in our various facilities with a reasonable energy efficiency for at least 25 years, through the installation of solar panels, and to leverage this energy source to scale to other projects, such as the generation of surplus energy to produce green fuels.

Based on these factors, Management reasonably expects that the Group has and will have appropriate resources to continue with its operating existence in the foreseeable future.